Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Fair value measurements
Other assets		¥ 1,168,806	¥ 974,511
Recurring
Fair value measurements
Trading assets and private equity investments	[1]	14,093,000	14,960,000
Recurring | Other [Member]
Fair value measurements
Other assets	[1],[2]	843,000	605,000
Recurring | Net asset value per share
Fair value measurements
Trading assets and private equity investments		62,000	78,000
Recurring | Net asset value per share | Other [Member]
Fair value measurements
Other assets		¥ 8,000	¥ 4,000

[1]	In accordance with ASU 2015-07 "Disclosures for investments in certain entities that calculate net asset value per share (or Its Equivalents)" ("ASU2015-07"), certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in "Trading assets and private equity investments" were \78 billion and \62 billion, respectively. As of March 31, 2016 and March 31, 2017, the fair values of these investments which are included in "Other assets - Others" were \4 billion and \8 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.